Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
2015 High Watermark Fund (Second Summary Prospectus) | 2015 High Watermark Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUNAMERICA SPECIALTY SERIES
Supplement Text	ck0001274768_SupplementTextBlock

2015 High Watermark Fund (the "Fund")
(Class I Shares)

Supplement dated September 19, 2011
to the Prospectus dated March 1, 2011, as supplemented and amended to date

On September 16, 2011, an Early Closure Condition occurred. This Early Closure Condition requires the Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments. Since the Fund was already voluntarily closed to new investments as of February 12, 2010, the Fund will now be required to remain closed and will no longer have the ability to obtain equity exposure. As was the case with the voluntary closure of the Fund, the Fund will continue to accept reinvestments of dividends and capital gains distributions from existing shareholders. The closing of the Fund does not restrict shareholders from redeeming shares of the Fund and shareholders may redeem their shares at any time, in accordance with the terms set forth in the Fund's Prospectus. Shareholders should note, however, that while you are not restricted from redeeming your shares as a result of the closing of the Fund, if you redeem your shares prior to the Fund's Protected Maturity Date, you will not be entitled to receive the Protected High Watermark Value on those shares. If you are considering redeeming your shares, you should read the Prospectus carefully before doing so and should also consult your financial advisor.

In connection with the Fund becoming completely and irreversibly invested in fixed income securities, the management fee for the Fund will be reduced from an annual rate of 0.65% to 0.40% of average daily net assets for the remainder of the Investment Period. Accordingly, on page 2 of the Fund's Prospectus, the expense information for the Fund in the table under "Annual Fund Operating Expenses," in the section "Fees and Expenses of the Fund," is hereby restated as follows to reflect the reduction in management fee:

Capitalized terms used in this supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus.

This Supplement should be retained with your Prospectus for future reference.

SUP1_HIPRO_2-11

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
2015 High Watermark Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[3]

[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.93% for Class I shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses